INCOME TAXES (Tables)	12 Months Ended
Jan. 02, 2016
INCOME TAXES
Schedule of Income (loss) before provision (benefit) for income taxes

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
United States	$43,198	$(6,165)	$(34,370)
International	(16,962)	(1,488)	(2,358)

Total	$26,236	$(7,653)	$(36,728)

Schedule of provision (benefit) for income taxes

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Current:
Federal	$89	$(77,366)	$686
Foreign	3,686	809	(2,326)
State and local	279	(7,472)	742

Total Current(a)	4,054	(84,029)	(898)
Deferred:
Federal	1,544	1,883	(626)
Foreign	(1,641)	(2,722)	(437)
State and local	571	489	(2,602)

Total Deferred	474	(350)	(3,665)

	$4,528	$(84,379)	$(4,563)

(a)	Includes a net $87.4 million reduction in the reserve for uncertain tax positions, resulting from the expiration of the related statutes of limitations in the year ended January 3, 2015.

Schedule of effective income tax rate differed from the statutory federal income tax rate

	Fiscal Years Ended
	January 2, 2016	January 3, 2015	December 28, 2013
Federal tax at statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	1.1	97.6	7.2
Officer and share-based compensation	(5.8)	226.4	—
Change in valuation allowance	(72.5)	(185.7)	(13.2)
Unrecognized tax benefits	0.1	1,010.9	(1.9)
Rate differential on foreign income	30.4	(46.8)	(15.0)
Gain on disposition of subsidiary	18.0	—	—
Conversion of debt to equity	—	—	(1.5)
Indefinite-lived intangibles	8.3	(31.0)	4.8
Other, net	2.7	(3.9)	(3.0)

	17.3%	1,102.5%	12.4%

Schedule of components of net deferred taxes arising from temporary differences

In thousands	January 2, 2016	January 3, 2015
Deferred tax assets:
Inventory valuation	$10,762	$9,212
Nondeductible accruals	9,975	10,363
Share-based compensation	20,824	11,827
Net operating loss carryforward	280,280	300,825
Goodwill	5,682	5,603
Capital loss carryforward	83,099	68,839
Unrealized gains	17,532	8,413
Other	13,114	9,580

Total deferred tax assets	441,268	424,662

Deferred tax liabilities:
Trademarks and other intangibles	(18,395)	(17,622)
Property and equipment	(4,711)	(5,632)
Other	(8,205)	(2,746)

Total deferred tax liabilities	(31,311)	(26,000)

Less: Valuation allowance	(425,761)	(415,173)

Net deferred tax liability	$(15,804)	$(16,511)

Summary of changes in the amounts of unrecognized tax benefits

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Balance as of beginning of period	$9,224	$84,108	$85,999
Increases from prior period positions	1,305	32	1,436
Decreases from prior period positions	(823)	—	(4,348)
Increases from current period positions	243	—	2,000
Decreases relating to settlements with taxing authorities	—	—	(153)
Reduction due to the lapse of the applicable statute of limitations	(893)	(74,916)	(826)

Balance as of end of period(a)	$9,056	$9,224	$84,108

(a)

As of January 2, 2016 and January 3, 2015, liabilities associated with the amounts are included within Income taxes payable and Other non-current liabilities on the accompanying Consolidated Balance Sheets.